IFRS To US GAAP Reconciliation Of Profit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Profit in accordance with IFRS	$ 1,218	$ 1,162	$ 977
Adjustments to conform with U.S. GAAP	(390)	(286)	(338)
Net Income	828	876	639
Development costs, net [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	(443)	(429)	(330)
Goodwill and other intangible assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	(8)	(9)	(8)
Defined benefit plans [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	(16)	(6)	(20)
Restructuring provisions [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	(17)	(18)
Other Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	(19)	21	22
Tax impact on adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	158	132	113
Deferred tax assets and tax contingencies recognition [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to conform with U.S. GAAP	$ (45)	$ 23	$ (115)